Recurring Fair Value Measurements (Details) - Schedule of modified black scholes simulation - Black Scholes [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Aug. 30, 2021	Dec. 31, 2021
Recurring Fair Value Measurements (Details) - Schedule of modified black scholes simulation [Line Items]
Risk-free interest rate	4.04%	0.97%	1.31%
Expected term remaining (years)	5 years 4 months 2 days	5 years 10 months 28 days	5 years 5 months 26 days
Expected volatility	9.10%	17.00%	7.70%
Stock price (in Dollars per share)	$ 10.14	$ 9.197	$ 9.98